Stockholders' Equity (Details Narrative) (10K)																	1 Months Ended				2 Months Ended	3 Months Ended			12 Months Ended
	Feb. 13, 2017	Aug. 02, 2016 USD ($) shares	Jun. 03, 2016 USD ($)	Jan. 19, 2016 USD ($)	Nov. 20, 2015 USD ($) $ / shares shares	Oct. 29, 2015 USD ($) $ / shares shares	Oct. 14, 2015 shares	Jun. 16, 2015 USD ($) shares	Apr. 20, 2015 USD ($) TradingDays $ / shares shares	Mar. 26, 2015 USD ($) shares	Mar. 05, 2015 USD ($) $ / shares shares	Feb. 20, 2015 USD ($) $ / shares shares	Feb. 18, 2015 USD ($) $ / shares shares	Jan. 26, 2015 USD ($) shares	Jan. 23, 2015 USD ($) TradingDays shares	Jan. 19, 2015 USD ($) TradingDays $ / shares shares	Jun. 28, 2016 USD ($) shares	Jun. 30, 2015 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Apr. 30, 2015 USD ($) $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2016 USD ($)	Sep. 30, 2015 $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 16, 2016 shares	Sep. 21, 2015	Jul. 02, 2015 $ / shares
Reverse stock split	1-for-60																					1-for-60			1-for-60
Common stock, shares outstanding | shares		16,095,929																				41,924,720			16,095,929	2,841,342
Number of common stock unit sold | shares					1,333	667	2,701																	7,950
Common stock purchase price per share | $ / shares					$ 18.0	$ 18.0																		$ 10.8
Common stock par value | $ / shares																						$ 0.001			$ 0.001	$ 0.001
Derivative liability																						$ 5,079,807			$ 23,231,938	$ 3,794,153
Loss on issuance of units																									(250,000)	(1,050,911)
Issuance of common stock for asset purchase																										48,626
Conversion amount		$ 822,685			$ 24,000	$ 12,000							$ 103,694				$ 890,179					20,132,105			1,712,864
Number of common stock shares for services | shares																		2,856
Equity price per share | $ / shares																		$ 0.31
Fair value of common stock					$ 8,800	$ 4,400												$ 53,230								(203,055)
Warrants exercise value																	$ 91,765					$ 91,765			$ 91,765
Number of common stock shares for cash exercise of warrants | shares																	68,750
Number of common stock issued																	$ 1,039,013
Debt instruments conversion into shares | shares		12,146,820
Common stock, shares issued | shares		16,095,929																				41,924,720			16,095,929	2,841,342
Senior Notes And Junior Notes [Member]
Debt conversion price per share | $ / shares																									$ 0.0252
Amendment Agreement [Member]
Proceeds from equity or debt financing			$ 350,000
Percentage of remaining payment of gross proceeds from equity or debt financing			10.00%
Exercise Agreement [Member]
Warrants issued to purchase of shares of common stock | shares																8,333
Warrants exercise value				$ 27,500
Subscription Agreements [Member]
Warrants issued to purchase of shares of common stock | shares																									171,349,405		97,423,579
Number of common stock issued and outatanding shares | shares																									108,747,774
Spondoolies-Tech Ltd [Member] | Purchase Agreement [Member]
Number of Spondoolies purchased | TradingDays															100
Number of digital currency mining servers purchased | TradingDays															35
Purchase price of assets															$ 218,500
Issuance of common stock for asset purchase															$ 25,000
Issuance of common stock for asset purchase, Shares | shares															4,167
Sichenzia Ross Friedman Ference LLP [Member]
Number of common stock unit sold | shares													5,449
Common stock purchase price per share | $ / shares													$ 15.6
Legal and investor relation fee													$ 85,000
Alliance Funds LLC [Member]
Number of common stock unit sold | shares													1,198
Common stock purchase price per share | $ / shares													$ 15.6
Legal and investor relation fee													$ 18,694
Seller [Member]
Number of common stock unit sold | shares												928
Common stock purchase price per share | $ / shares												$ 15.6
Number of common stock sold												$ 14,480
Chord Advisors, LLC [Member]
Number of common stock unit sold | shares											2,564
Common stock purchase price per share | $ / shares											$ 15.6
Conversion amount											$ 40,000
Consideration prepayment																			$ 10,000	$ 30,000
Coin Outlet [Member]
Net value to shareholders' equity										$ 154,433
Issuance of common stock for acquisition, share | shares										166,756
Percentage of additional equity ownership										2.00%
Issuance of common stock shares for stock compensation | shares										11,699
Percentage of beneficially own in excess of number of common stock shares outstanding										4.20%
Coin Outlet [Member] | Purchase Agreement [Member]
Debt interest rate																4.00%
Debt maturity date																Jan. 31, 2016
Percentage of beneficially own in excess of number of common stock shares outstanding										2.00%
Vendors [Member]
Number of common stock shares for services | shares								758
Fair value of common stock								$ 9,146
Vendors [Member] | Conversion Agreement [Member]
Number of common stock shares for services | shares																									2,856
Equity price per share | $ / shares																									$ 18.6
Fair value of common stock																									$ 53,230
Subscribers [Member] | Subscription Agreement [Member]
Payment of offering			$ 250,000
Percentage of beneficially own in excess of number of common stock shares outstanding			4.99%
Investors [Member] | Exercise Agreement [Member]
Warrants issued to purchase of shares of common stock | shares																38,750
Charles Kiser [Member] | Redemption Agreement [Member]
Number of common stock shares return | shares														4,167
Number of common stock return														$ 2,500
Advisory Board [Member]
Number of common stock shares for services | shares									6,979
Nine Advisory Board [Member]
Number of common stock shares for services | shares									775
Fair value of common stock									$ 102,585
Charles Allen [Member]
Common stock purchase price per share | $ / shares																				$ 30.00
Common stock par value | $ / shares																													$ 0.001
Equity price per share | $ / shares																				$ 30.0
Accrued salaries																				$ 25,000
Number of common stock value converted for accrued and unpaid salary																			$ 25,000	$ 25,000	$ 25,000
Number of common stock shares converted for accrued and unpaid salaries | shares																			834	834	833
Charles Allen [Member] | Amendment Agreement [Member]
Proceeds from equity or debt financing			$ 1,000,000
Michal Handerhan [Member]
Common stock purchase price per share | $ / shares																				$ 30.00
Common stock par value | $ / shares																													$ 0.001
Equity price per share | $ / shares																			$ 30.0		$ 30.0
Accrued salaries																				$ 25,000
Number of common stock value converted for accrued and unpaid salary																			$ 25,000	$ 25,000	$ 25,000
Number of common stock shares converted for accrued and unpaid salaries | shares																			834	834	833
January Private Placement [Member]
Number of common stock unit sold | shares									128,472							72,167
Common stock purchase price per share | $ / shares									$ 18.00							$ 6.00
Number of common stock sold									$ 2,312,500							$ 433,000
Common stock par value | $ / shares																$ 0.001
Issuance of warrants to purchase of common stock | shares																2.5
Common stock exercise price per share | $ / shares																$ 6.0
Stock conversation price per share | $ / shares																6.0
Warrant price per share exceeds | $ / shares																$ 12.0
Consecutive trading days | TradingDays																15
Average daily dollar trading volume exceeds per trading day																$ 50,000
Net value to shareholders' equity																$ 0
Fair value of Units																									956,930
Derivative liability warrants																									649,500
Derivative liability																									303,100
Loss on issuance of units																									519,600
January Private Placement [Member] | Allen (CEO) [Member]
Number of common stock unit sold | shares																834
January Private Placement [Member] | Handerhan (COO) [Member]
Number of common stock unit sold | shares																834
April Private Placement [Member]
Number of common stock unit sold | shares									128,472
Common stock purchase price per share | $ / shares									$ 18.0
Number of common stock sold									$ 2,312,500
Issuance of warrants to purchase of common stock | shares									1.4
Common stock exercise price per share | $ / shares									$ 22.5
Warrant price per share exceeds | $ / shares									$ 56.28
Consecutive trading days | TradingDays									15
Average daily dollar trading volume exceeds per trading day									$ 200,000
Fair value of Units									2,843,811																$ 531,311
Derivative liability warrants									1,878,957
Derivative liability									$ 964,854
April Private Placement [Member] | Charles Allen And Michal Handerhan [Member]
Issuance of warrants to purchase of common stock | shares									1,111
Stock conversation price per share | $ / shares									$ 18.0
Issuance of warrants to purchase of common stock, value									$ 20,000
Minimum [Member]
Common stock, shares outstanding | shares																									952,756,004
Percentage of beneficially own in excess of number of common stock shares outstanding																												54.40%
Minimum [Member] | Amendment Agreement [Member]
Proceeds from equity or debt financing			$ 1,000,000
Percentage of remaining payment of gross proceeds from equity or debt financing			20.00%
Maximum [Member]
Common stock, shares outstanding | shares																									15,879,267
Percentage of beneficially own in excess of number of common stock shares outstanding																												55.40%